Summary of Significant Accounting Policies - Schedule of Revenue Disaggregated by Sales (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue Disaggregated by Sales [Line Items]
Total Net Sales	$ 5,309,907	$ 5,525,384	$ 7,971,224	$ 8,309,566
Direct to Consumer [Member]
Schedule of Revenue Disaggregated by Sales [Line Items]
Revenue	2,526,301	1,838,694	3,183,664	3,473,326
Wholesale [Member]
Schedule of Revenue Disaggregated by Sales [Line Items]
Revenue	1,299,067	1,305,940	1,657,851	1,643,356
Third Party [Member]
Schedule of Revenue Disaggregated by Sales [Line Items]
Revenue	225,719	228,301	294,967	112,000
Total Products Net Sales [Member]
Schedule of Revenue Disaggregated by Sales [Line Items]
Revenue	4,051,087	3,372,935	5,136,482	5,228,682
Total Net Sales	4,051,087	3,372,935	5,136,482	5,228,682
Services [Member]
Schedule of Revenue Disaggregated by Sales [Line Items]
Revenue	1,258,820	2,152,449	2,834,742	3,080,884
Total Net Sales	$ 1,258,820	$ 2,152,449	$ 2,834,742	$ 3,080,884